Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (4)	Net Income ($) (5) (000’s)
2024	$910,158	$1,004,203	$394,005	$415,696	$99	$25,938
2023	$701,875	$666,819	$337,707	$322,661	$80	$22,787
2022	$753,619	$708,932	$380,612	$361,563	$85	$32,515

(1)	Lars B. Eller was the Registrant’s PEO for each of the 2024, 2023 and 2022 fiscal years.
(2)
For the 2023 and 2022 fiscal years, the Registrant’s
Non-PEO
NEOs were: Barbara J. Britenriker; Rex D. Rice; and Benet S. Rupp. For the 2024 fiscal year, the Registrant’s
Non-PEO
NEOs were: Barbara J. Britenriker; David R. Gerken, Eric D. Faust and Shalini Singhal. Rex D. Rice and Benet S. Rupp both retired during 2024.

(3)	The amounts disclosed reflect the amounts listed in the Compensation Actually Paid Adjustments Table presented below.
(4)	Computed based upon a hypothetical investment of $100 in common stock on January 1, 2022 with dividends paid reinvested.
(5)	As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of Registrant’s Annual Report on Form 10-K.

	2024		2023		2022

Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)

Less Grant date value of equity awards	(129,440)	(39,648)	(124,320)	(50,937)	(122,560)	(48,003)
Year-end fair value of current year award	166,834	39,610	119,040	48,782	108,720	42,582
Year-over-year change in fair value of unvested awards	40,920	16,432	(16,660)	(6,902)	(33,900)	(14,974)
Change in value of awards vesting during the current year	2,250	1,000	(23,910)	(10,494)	(4,290)	(1,907)
Dividends paid on unvested awards	13,481	4,297	10,794	4,505	7,343	3,253

Total adjustments	94,045	21,691	(35,056)	(15,046)	(44,687)	(19,049)

Named Executive Officers, Footnote
(1)	Lars B. Eller was the Registrant’s PEO for each of the 2024, 2023 and 2022 fiscal years.
(2)
For the 2023 and 2022 fiscal years, the Registrant’s
Non-PEO
NEOs were: Barbara J. Britenriker; Rex D. Rice; and Benet S. Rupp. For the 2024 fiscal year, the Registrant’s
Non-PEO
NEOs were: Barbara J. Britenriker; David R. Gerken, Eric D. Faust and Shalini Singhal. Rex D. Rice and Benet S. Rupp both retired during 2024.

PEO Total Compensation Amount	$ 910,158	$ 701,875	$ 753,619
PEO Actually Paid Compensation Amount	$ 1,004,203	666,819	708,932
Adjustment To PEO Compensation, Footnote

	2024		2023		2022

Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)

Less Grant date value of equity awards	(129,440)	(39,648)	(124,320)	(50,937)	(122,560)	(48,003)
Year-end fair value of current year award	166,834	39,610	119,040	48,782	108,720	42,582
Year-over-year change in fair value of unvested awards	40,920	16,432	(16,660)	(6,902)	(33,900)	(14,974)
Change in value of awards vesting during the current year	2,250	1,000	(23,910)	(10,494)	(4,290)	(1,907)
Dividends paid on unvested awards	13,481	4,297	10,794	4,505	7,343	3,253

Total adjustments	94,045	21,691	(35,056)	(15,046)	(44,687)	(19,049)

Non-PEO NEO Average Total Compensation Amount	$ 394,005	337,707	380,612
Non-PEO NEO Average Compensation Actually Paid Amount	$ 415,696	322,661	361,563
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022

Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)

Less Grant date value of equity awards	(129,440)	(39,648)	(124,320)	(50,937)	(122,560)	(48,003)
Year-end fair value of current year award	166,834	39,610	119,040	48,782	108,720	42,582
Year-over-year change in fair value of unvested awards	40,920	16,432	(16,660)	(6,902)	(33,900)	(14,974)
Change in value of awards vesting during the current year	2,250	1,000	(23,910)	(10,494)	(4,290)	(1,907)
Dividends paid on unvested awards	13,481	4,297	10,794	4,505	7,343	3,253

Total adjustments	94,045	21,691	(35,056)	(15,046)	(44,687)	(19,049)

Total Shareholder Return Amount	$ 99	80	85
Net Income (Loss)	$ 25,938,000	22,787,000	32,515,000
PEO Name	Lars B. Eller
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 94,045	(35,056)	(44,687)
PEO | Grant date value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,440)	(124,320)	(122,560)
PEO | Year-end fair value of current year award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,834	119,040	108,720
PEO | Year-over-year change in fair value of unvested awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,920	(16,660)	(33,900)
PEO | Change in value of awards vesting during the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,250	(23,910)	(4,290)
PEO | Dividends paid on unvested awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,481	10,794	7,343
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,691	(15,046)	(19,049)
Non-PEO NEO | Grant date value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,648)	(50,937)	(48,003)
Non-PEO NEO | Year-end fair value of current year award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,610	48,782	42,582
Non-PEO NEO | Year-over-year change in fair value of unvested awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,432	(6,902)	(14,974)
Non-PEO NEO | Change in value of awards vesting during the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,000	(10,494)	(1,907)
Non-PEO NEO | Dividends paid on unvested awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,297	$ 4,505	$ 3,253